Stock Incentive and Employee Benefit Plans (Details) - Summary of share based payment award options issued to employees and nonemployees valuation assumptions - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020	May 31, 2019	Mar. 31, 2019	Mar. 17, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value	$ 0.83	$ 0.87
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	90.00%
Expected stock-price volatility, minimum		89.00%
Expected stock-price volatility, maximum		104.00%
Risk-free interest rate	0.53%
Risk-free interest rate, minimum		1.63%
Risk-free interest rate, maximum		2.50%
Term of options	5 years 7 months 6 days
Fair value per share of common stock on date of grant	$ 1.16	$ 1.16	$ 1.16	$ 1.16	$ 1.16	$ 1.16
Exercise price	$ 1.16	$ 1.16
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options		5 years 9 months 3 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options		6 years 29 days